Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,750,000.00
Previously Paid Amount	2,382.23
Total Fee Amount	3,970.38
Total Offset Amount	0.00
Net Fee	$ 1,588.15
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A